Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Provisions - Provisions [Text Block]

Philips Group

Provisions

in millions of EUR

	Post-employment benefits	Respironics field-action	Product warranty	Environmental	Restructuring- related	Legal	Contingent consideration	Other	Total
Current		366	287	20	134	74	23	112	1,018
Non-current	546	23	57	83	6	14	89	279	1,097
Balance as of December 31, 2022	546	390	344	104	140	89	113	390	2,115

Additions	112	240	313	18	263	644	24	223	1,836
Utilizations	(91)	(285)	(268)	(14)	(219)	(235)	(20)	(134)	(1,266)
Releases	(10)		(20)	(2)	(67)	(10)	(7)	(45)	(159)
Accretion				5		23	1	(3)	25
Acquisitions							6		6
Changes in discount rate				(6)					(6)
Translation differences and other	-	(10)	(12)	(3)	(2)	(23)	(2)	(1)	(53)
Total change	12	(55)	13	(2)	(24)	399	2	39	383

Current		331	293	22	102	477	57	181	1,463
Non-current	558	3	64	80	14	10	58	248	1,035
Balance as of December 31, 2023	558	334	357	102	116	487	115	429	2,498

Philips Group

Provisions

in millions of EUR

	Post-employment benefits	Respironics field-action	Product warranty	Environmental	Restructuring -related	Legal	Contingent consideration	Other	Total
Current		525	207	26	58	39	52	92	998
Non-current	659	52	32	99	8	53	156	257	1,315
Balance as of December 31, 2021	659	577	238	124	66	91	208	349	2,313

Additions	61	250	320	15	154	89		160	1,049
Utilizations	(185)	(486)	(224)	(17)	(61)	(100)	(105)	(95)	(1,274)
Releases	(1)			(2)	(18)	(3)		(35)	(59)
Accretion				4		-		(3)	2
Acquisitions						4	96		99
Changes in discount rate				(27)					(27)
Fair value changes							(86)		(86)
Translation differences and other	12	49	9	7	(1)	7		14	97
Total change	(113)	(187)	105	(21)	74	(3)	(95)	41	(198)

Current		366	287	20	134	74	23	112	1,018
Non-current	546	23	57	83	6	14	89	279	1,097
Balance as of December 31, 2022	546	390	344	104	140	89	113	390	2,115

Provisions - Restructuring-related provisions [Text Block]	Philips Group Restructuring-related provisions in millions of EUR
	December 31, 2022	December 31, 2023
Diagnosis & Treatment	42	36
Connected Care	42	18
Personal Health	10	7
Other	47	56
Philips Group	140	116

Provisions - Other provisions [Text Block]

Philips Group

Other provisions

in millions of EUR unless otherwise stated

	2022	2023
Employee jubilee funds	83	77
Self-insurance	57	63
Non-income taxes / social security	46	51
Rights of return	36	39
Decommissioning costs	33	34
Onerous contracts	38	76
Remaining	97	89
Balance as of December 31	390	429